Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Presentation Of Opening Balancesheet of IFRS 16 Explanatory
The effects of IFRS 16 in the Company’s opening balance sheet as of January 1, 2017 were as follows:

Condensed Consolidated Statement of Financial Position		As of January 1, 2017 Original	IFRS 16 adoption adjustments	As of January 1, 2017 Re-presented
Total current assets	$	4,273	—	4,273
Property, machinery and equipment, net and assets for the right-of-use, net		11,107	851	11,958
Deferred income tax assets		751	23	774
Other items of non-current assets		12,813	—	12,813

Total non-current assets		24,671	874	25,545

TOTAL ASSETS	$	28,944	874	29,818

Short-term other financial obligations	$	562	163	725
Other items of current liabilities		3,571	—	3,571

Total current liabilities		4,133	163	4,296
Long-term other financial obligations		1,253	815	2,068
Deferred income tax liabilities		946	—	946
Other items of non-current liabilities		13,118	—	13,118

Total non-current liabilities		15,317	815	16,132

TOTAL LIABILITIES		19,450	978	20,428

Retained earnings 1		933	(104)	829
Other items of controlling interest		7,002	—	7,002

Total controlling interest		7,935	(104)	7,831
Non-controlling interest and perpetual debentures		1,559	—	1,559

TOTAL STOCKHOLDERS’ EQUITY		9,494	(104)	9,390

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$	28,944	874	29,818

1
The initial effect refers to a temporary difference between the straight-line amortization expense of the right-of-use
asset against the amortization of the financial liability under the effective interest rate method since origination of the contracts. This difference will reverse over the remaining term of the contracts.

Moreover, resulting from the adoption of IFRS 16, CEMEX
re-presented
its previously reported statement of financial position as of December 31, 2018, as follows:

Condensed Consolidated Statement of Financial Position		As of December 31, 2018 Original	IFRS 16 adjustments	As of December 31, 2018 Re-presented
Total current assets	$	3,421	—	3,421
Property, machinery and equipment, net and assets for the right-of-use, net		11,423	1,031	12,454
Deferred income tax assets		592	26	618
Other items of non-current assets		12,688	—	12,688

Total non-current assets		24,703	1,057	25,760

TOTAL ASSETS	$	28,124	1,057	29,181

Short-term other financial obligations	$	648	207	855
Other items of current liabilities		3,940	—	3,940

Total current liabilities		4,588	207	4,795
Long-term other financial obligations		612	980	1,592
Deferred income tax liabilities		758	(10)	748
Other items of non-current liabilities		10,993	—	10,993

Total non-current liabilities		12,363	970	13,333

TOTAL LIABILITIES		16,951	1,177	18,128

Retained earnings		1,742	(120)	1,622
Other items of controlling interest		7,859	—	7,859

Total controlling interest		9,601	(120)	9,481
Non-controlling interest and perpetual debentures		1,572	—	1,572

TOTAL STOCKHOLDERS’ EQUITY		11,173	(120)	11,053

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$	28,124	1,057	29,181

Summary of Detailed Information About In IFRS 16 of Income Statement And Cash Flows
In addition, resulting from the adoption of IFRS 16, CEMEX
re-presented
its previously reported income statements and statements of cash flows for the years ended December 31, 2018 and 2017, as follows:

		For the years ended December 31,
Condensed C onsolidated I ncome S tatements		2018 Original	IFRS 16 effects	2018 Re-presented	2017 Original	IFRS 16 effects	2017 Re-presented
Revenues	$	13,531	—	13,531	12,926	—	12,926
Cost of sales		(8,883)	34	(8,849)	(8,397)	32	(8,365)
Operating expenses		(3,003)	24	(2,979)	(2,846)	20	(2,826)
Other expenses, net		(296)	—	(296)	(205)	—	(205)
Financial expense		(653)	(69)	(722)	(1,023)	(63)	(1,086)
Financial income and other items, net		35	(3)	32	219	(2)	217

Earnings before income tax		731	(14)	717	674	(13)	661
Income tax		(226)	2	(224)	(10)	(6)	(16)

Net income from continuing operations		505	(12)	493	664	(19)	645
Discontinued operations		77	—	77	222	—	222

CONSOLIDATED NET INCOME		582	(12)	570	886	(19)	867
Non-controlling interest net income		42	—	42	75	—	75

CONTROLLING INTEREST NET INCOME	$	540	(12)	528	811	(19)	792

		For the years ended December 31,
Condensed C onsolidated S tatements of C ash F lows		2018 Original	IFRS 16 effects	2018 Re-presented	2017 Original	IFRS 16 effects	2017 Re-presented
OPERATING ACTIVITIES
Net income from continuing operations	$	513	(20)	493	673	(28)	645
Non-cash items:
Depreciation and amortization of assets		763	219	982	787	176	963
Other non-cash items		896	67	963	759	61	820
Changes in working capital, excluding income taxes		(55)	—	(55)	431	—	431

Operating cash flows from continuing operations before financial expense, coupons on perpetual debentures and income taxes		2,117	266	2,383	2,650	209	2,859
Interest on debt and coupons on perpetual debentures paid		(672)	(69)	(741)	(836)	(63)	(899)
Income taxes paid		(208)	1	(207)	(240)	(6)	(246)

Operating cash flows from continuing operations		1,237	198	1,435	1,574	140	1,714
Operating cash flows from discontinued operations		132	—	132	131	—	131

Net cash flows provided by operating activities		1,369	198	1,567	1,705	140	1,845

INVESTING ACTIVITIES
Property, machinery and equipment and assets for the right-of-use, net		(601)	—	(601)	(567)	—	(567)
Other items of investing activities		(214)	—	(214)	1,120	—	1,120

Net cash flows provided by (used in) investing activities		(815)	—	(815)	553	—	553

FINANCING ACTIVITIES
Other financial obligations, net		(388)	(190)	(578)	(78)	(112)	(190)
Other items of financing activities		(585)	—	(585)	(2,200)	—	(2,200)

Net cash flows used in financing activities		(973)	(190)	(1,163)	(2,278)	(112)	(2,390)

Decrease in cash and cash equivalents from continuing operations		(551)	8	(543)	(151)	28	(123)
Increase in cash and cash equivalents from discontinued operations		132	—	132	131	—	131
Foreign currency translation effect on cash		29	(8)	21	158	(28)	130
Cash and cash equivalents at beginning of period		699	—	699	561	—	561

CASH AND CASH EQUIVALENTS AT END OF PERIOD	$	309	—	309	699	—	699

Summary of Foreign Exchange Rates
The most significant closing exchange rates for statement of financial position accounts and the approximate average exchange rates (as determined using the closing exchange rates of each month within the period) for income statement accounts for the main functional currencies to the U.S. dollar as of December 31, 2019, 2018 and 2017, were as follows:

	2019		2018		2017
Currency	Closing	Average	Closing	Average	Closing	Average
Mexican peso	18.92	19.35	19.65	19.2583	19.65	18.8825
Euro	0.8917	0.8941	0.8727	0.8483	0.8331	0.8817
British Pound Sterling	0.7550	0.7831	0.7843	0.7521	0.7405	0.7707
Colombian Peso	3,277	3,300	3,250	2,972	2,984	2,958
Egyptian Pound	16.0431	16.7382	17.9559	17.8223	17.7308	17.7785
Philippine Peso	50.6350	51.5650	52.58	52.6925	49.9300	50.3817

Summary of Maximum Average Useful Lives of Fixed Assets	As of December 31, 2019, the average useful lives by category of fixed assets, which are reviewed at each reporting date and adjusted if appropriate, were as follows:

Years
Administrative buildings	31
Industrial buildings	31
Machinery and equipment in plant	17
Ready-mix trucks and motor vehicles	8
Office equipment and other assets	7

Summary of Statutory Tax Rates
For the years ended December 31, 2019, 2018 and 2017, the statutory tax rates in CEMEX’s main operations were as follows:

Country	2019	2018	2017
Mexico	30.0%	30.0%	30.0%
United States	21.0%	21.0%	35.0%
United Kingdom	19.3%	19.3%	19.3%
France	34.4%	34.4%	34.4%
Germany	28.2%	28.2%	28.2%
Spain	25.0%	25.0%	25.0%
Philippines	30.0%	30.0%	30.0%
Colombia	33.0%	37.0%	40.0%
Egypt	22.5%	22.5%	22.5%
Others	7.8% – 35.0%	7.8% – 39.0%	7.8% – 39.0%